EARNINGS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following tables provide a reconciliation of net loss for continuing and discontinued operations and the number of shares of common stock used in the computation of both basic and diluted earnings per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s, except per share data)	2016	2015	2016	2015
Numerator:
Income (loss) from continuing operations	$222	$(2,038)	$(2,407)	$(13,379)
Preferred stock dividends	(1,879)	(1,499)	(5,457)	(3,582)
Basic and diluted loss from continuing operations	(1,657)	(3,537)	(7,864)	(16,961)

Loss from discontinued operations, net of tax	(2,210)	(3,057)	(6,513)	(2,328)
Net loss attributable to noncontrolling interests	—	284	—	784
Basic and diluted loss from discontinued operations	(2,210)	(2,773)	(6,513)	(1,544)
Basic and diluted loss from continuing operations attributable to AdCare Health Systems, Inc common stockholders	$(3,867)	$(6,310)	$(14,377)	$(18,505)

Denominator:
Basic - weighted average shares	19,917	19,838	19,909	19,617
Diluted - adjusted weighted average shares (a)	19,917	19,838	19,909	19,617

Basic and diluted loss per share:
Loss from continuing operations attributable to AdCare	$(0.08)	$(0.18)	$(0.39)	$(0.86)
Loss income from discontinuing operations	(0.11)	(0.14)	(0.33)	(0.08)
Loss attributable to to AdCare Health Systems, Inc. common stockholders	$(0.19)	$(0.32)	$(0.72)	$(0.94)

(a) Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	September 30,
(Share amounts in 000’s)	2016	2015
Stock options	355	744
Warrants - employee	1,559	1,559
Warrants - non employee	437	567
Convertible notes	2,165	2,165
Total anti-dilutive securities	4,516	5,035

The following table provides a reconciliation of net loss for continuing and discontinued operations and the number of shares used in the computation of both basic and diluted earnings per share:

	Year Ended December 31,
	2015			2014
(Amounts in 000's, except per share data)	Loss	Shares	Per Share	(Loss) Income	Shares	Per Share
Continuing Operations:
Loss from continuing operations	$(17,811)			$(38,188)
Preferred stock dividends	(5,208)			(2,584)
Basic loss from continuing operations	$(23,019)	19,680	$(1.17)	$(40,772)	17,930	$(2.27)
Diluted loss from continuing operations	$(23,019)	19,680	$(1.17)	$(40,772)	17,930	$(2.27)
Discontinued Operations:
Income (loss) from discontinued operations	$(4,892)			$23,783
Net (income) loss attributable to noncontrolling interests	(815)			806
Basic (loss) income from discontinued operations attributable to the Company	$(5,707)	19,680	$(0.29)	$24,589	17,930	$1.37
Diluted (loss) income from discontinued operations attributable to the Company	$(5,707)	19,680	$(0.29)	$24,589	17,930	$1.37
Net Loss Attributable to AdCare:
Basic loss	$(28,726)	19,680	$(1.46)	$(16,183)	17,930	$(0.90)
Diluted loss	$(28,726)	19,680	$(1.46)	$(16,183)	17,930	$(0.90)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
 Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	September 30,
(Share amounts in 000’s)	2016	2015
Stock options	355	744
Warrants - employee	1,559	1,559
Warrants - non employee	437	567
Convertible notes	2,165	2,165
Total anti-dilutive securities	4,516	5,035

Securities outstanding that were excluded from the computation, prior to the use of the treasury stock method, because they would have been anti-dilutive are as follows:

	December 31,
(Amounts in 000’s)	2015	2014
Stock options	267	934
Common stock warrants - employee	1,887	1,689
Common stock warrants - nonemployee	164	1,028
Shares issuable upon conversion of convertible debt	2,165	3,334
Total shares	4,483	6,985